Taxes - Reconciliation of the income tax expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
Net income before income tax	$ 4,776,514	$ 19,723,568	$ 20,613,875
Statutory rate	32.00%	33.00%	37.00%
Income tax at statutory rate	$ 1,528,484	$ 6,508,777	$ 7,627,134
Effective tax rate reconciliation items:
Non-deductible expenses	289,043	295,550	379,633
Reversal of deferred tax recognized in prior years	245,508	0	0
Rate differential adjustment	14,974	132,888	172,352
Impairment of non-current assets	0	57,646	(128,461)
Variation in equity accounting method in Invercolsa	7,002	(2,943)	0
Non-taxable income	(35,471)	(524,658)	(119,963)
Prior years' taxes	(50,159)	(33,519)	(63,744)
Foreign currency translation and exchange difference	59,852	(54,319)	751,210
Tax discounts and tax credit	(20,572)	(110,857)	0
Ecopetrol U.S.A. adjustment income tax	0	(1,550,152)	0
Effect of tax reform	0	0	(359,676)
Income tax expenses	$ 2,038,661	$ 4,718,413	$ 8,258,485
Effective tax rate	42.70%	23.90%	40.10%
Current	$ 2,583,832	$ 7,127,492	$ 7,416,038
Deferred	(545,171)	(2,409,079)	842,447
Income tax expenses	$ 2,038,661	$ 4,718,413	$ 8,258,485